First Quarter Report
August 31, 2023 (Unaudited)
Columbia Mortgage Opportunities Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Mortgage Opportunities Fund, August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 14.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2023-1PL Class C
03/18/2030	7.420%	1,750,000	1,762,680
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	8,014,975	8,043,174
Affirm Asset Securitization Trust(a)
Series 2023-A Class 1A
01/18/2028	6.610%	18,750,000	18,867,283
American Credit Acceptance Receivables Trust(a)
Series 2021-2 Class F
01/13/2028	3.730%	4,000,000	3,734,034
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	6,000,000	5,673,433
ARES CLO(a),(b)
Series 2021-60A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/18/2034	11.822%	5,000,000	4,610,075
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	12.440%	25,975,000	24,649,288
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	3,375,000	3,167,314
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-4A Class E
3-month Term SOFR + 8.212% Floor 7.950% 10/20/2033	13.538%	3,600,000	3,600,155
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	7.270%	11,000,000	10,723,999
Series 2015-4A Class CR
3-month Term SOFR + 3.962% 07/20/2032	9.288%	7,500,000	7,456,365
Carvana Auto Receivables Trust(a)
Subordinated Series 2021-N1 Class E
01/10/2028	2.880%	10,877,189	10,044,970
Conn’s Receivables Funding LLC(a)
Series 2023-A Class A
01/17/2028	8.010%	5,000,000	5,006,754
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Loan Underlying Bond Credit Trust(a),(c),(d)
Subordinated Series 2018-P1 Class CERT
07/15/2025	0.000%	850,000	170,000
Subordinated Series 2018-P2 Class CERT
10/15/2025	0.000%	850,000	637,500
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month Term SOFR + 1.612% Floor 1.350% 05/15/2031	6.976%	1,250,000	1,227,359
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2022-1A-B Class B
05/15/2026	2.840%	5,000,000	4,902,982
LendingClub Receivables Trust(a),(c),(d)
Series 2020-2 Class R
02/15/2046	0.000%	865,000	1,730,000
Lendingpoint Asset Securitization Trust(a)
Series 2022-C Class A
02/15/2030	6.560%	5,148,327	5,150,026
LendingPoint Asset Securitization Trust(a),(d)
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	15,712,000	15,446,860
LP LMS Asset Securitization Trust(a),(d)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	6,882,000	6,529,297
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month Term SOFR + 3.762% Floor 3.500% 01/15/2033	9.070%	3,700,000	3,642,654
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	1,000,000	934,045
Subordinated Series 2022-3A Class B
11/15/2032	5.950%	7,000,000	6,930,558
Netcredit Combined Receivables LLC(a),(d)
Series 2023-A Class A
12/20/2027	7.780%	6,756,029	6,709,582
Octagon 54 Ltd.(a),(b)
Series 2021-1A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	11.820%	2,500,000	2,268,550
Octagon Investment Partners 47 Ltd.(a),(b)
Series 2020-1A Class ER
3-month Term SOFR + 6.512% Floor 6.250% 07/20/2034	11.838%	15,250,000	13,965,782
2	Columbia Mortgage Opportunities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	4,093,777	4,102,015
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month Term SOFR + 7.512% Floor 7.250% 10/22/2030	12.857%	2,000,000	1,808,092
Pagaya AI Debt Selection Trust(a),(c),(d)
Series 2020-3 Class CERT
05/17/2027	0.000%	23,803,550	2,380,355
Series 2021-1 Class CERT
11/15/2027	0.000%	1,901,904	42,793
Subordinated Series 2021-3 Class
05/15/2029	0.000%	12,925,852	807,866
Subordinated Series 2021-5 Class
08/15/2029	0.000%	12,321,273	1,447,750
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	8,563,124	8,135,412
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	8,613,457	8,425,089
Series 2022-5 Class A
06/17/2030	8.096%	5,720,328	5,759,860
Series 2023-1 Class A
07/15/2030	7.556%	3,887,963	3,889,475
Series 2023-3 Class A
12/16/2030	7.600%	8,114,304	8,160,211
Subordinated Series 2022-2 Class B
01/15/2030	6.630%	3,602,516	3,387,145
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	11,498,884	11,522,621
Subordinated Series 2022-5 Class B
06/17/2030	10.310%	4,057,914	4,025,309
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	20,367,169	20,674,746
Subordinated Series 2023-3 Class B
12/16/2030	9.570%	5,130,527	5,246,462
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	10,150,000	10,333,348
Pagaya AI Debt Trust(a),(e)
Subordinated Series 2023-5 Class AB
04/15/2031	7.277%	1,200,000	1,202,345
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-4A Class D
3-month Term SOFR + 7.312% Floor 7.050% 11/25/2028	12.703%	7,000,000	6,948,158
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	8,617,995	7,631,077
RR 16 Ltd.(a),(b)
Series 2021-16A Class D
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2036	11.820%	3,733,333	3,493,421
Santander Drive Auto Receivables Trust
Series 2023-2 Class A2
03/16/2026	5.870%	10,500,000	10,505,113
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	9,863,714	9,874,331
Series 2023-1A Class A
04/15/2029	7.580%	10,214,965	10,226,983
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	2,450,000	2,401,465
Subordinated Series 2022-1A Class B
02/15/2028	3.100%	14,000,000	13,598,179
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	1,332,828	1,296,065
Series 2021-ST7 Class A
09/20/2029	1.850%	1,251,702	1,217,426
Upstart Securitization Trust(a)
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	9,200,000	8,769,422
Subordinated Series 2023-1 Class B
02/20/2033	8.350%	4,736,000	4,690,427
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	2,375,000	1,809,642
Total Asset-Backed Securities — Non-Agency (Cost $397,140,159)			361,397,322

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(e),(f)
Series 2017-30 Class IO
08/16/2058	0.586%	29,844,217	776,496
Series 2019-102 Class IB
03/16/2060	0.834%	12,430,491	659,083
Series 2020-19 Class IO
12/16/2061	0.695%	17,883,090	908,531

Columbia Mortgage Opportunities Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-3 Class IO
02/16/2062	0.615%	18,160,249	788,763
Total Commercial Mortgage-Backed Securities - Agency (Cost $11,911,531)			3,132,873

Commercial Mortgage-Backed Securities - Non-Agency 3.8%

BAMLL Commercial Mortgage Securities Trust(a),(e)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.652%	4,500,000	3,109,496
BFLD Trust(a),(b)
Series 2019-DPLO Class G
1-month Term SOFR + 3.304% Floor 3.190% 10/15/2034	8.615%	6,853,000	6,699,108
BXP Trust(a),(e)
Subordinated Series 2021-601L Class E
01/15/2044	2.868%	21,000,000	11,445,836
COMM Mortgage Trust(a),(e)
Subordinated Series 2020-CBM Class F
02/10/2037	3.754%	17,650,000	15,679,228
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	24,275,000	12,633,113
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	18,400,000	7,182,348
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	27,400,000	4,130,065
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	2,767,082	2,350,985
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class E
11/10/2036	3.283%	5,500,000	4,262,257
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%	5,975,000	5,589,674
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.575%	5,000,000	4,525,619
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-FCMT Class E
1-month Term SOFR + 4.614% Floor 4.500% 05/15/2031	9.925%	21,600,000	18,787,885
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $150,952,096)			96,395,614

Residential Mortgage-Backed Securities - Agency 122.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(b),(f)
CMO Series 2017-81 Class SM
-1.0 x 30-day Average SOFR + 6.314% Cap 6.200% 10/25/2047	1.027%	28,758,442	2,823,794
CMO Series 2020-22 Class SA
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 04/25/2050	0.927%	36,212,644	3,823,472
Federal Home Loan Mortgage Corp.
03/01/2052	2.500%	110,260,809	92,207,828
09/01/2052	4.500%	28,594,050	27,126,803
Federal Home Loan Mortgage Corp.(b),(f)
CMO Series 2013-101 Class HS
-1.0 x 30-day Average SOFR + 6.614% Cap 6.500% 10/25/2043	1.327%	10,977,153	1,206,215
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 6.014% Cap 5.900% 09/15/2041	0.826%	2,367,668	173,568
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 08/15/2042	0.976%	839,499	77,030
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 6.014% Cap 5.900% 12/15/2043	0.826%	997,466	111,895
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	0.000%	1,211,258	62,989
CMO Series 4704 Class SK
-1.0 x 30-day Average SOFR + 6.264% Cap 6.150% 07/15/2047	1.076%	9,108,448	938,826
CMO Series 4826 Class KS
-1.0 x 30-day Average SOFR + 6.314% Cap 6.200% 09/15/2048	1.126%	9,220,518	949,885

4	Columbia Mortgage Opportunities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4926 Class ST
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 01/15/2040	1.006%	7,389,413	504,813
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	0.907%	9,670,542	1,204,324
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 07/25/2050	0.877%	18,630,276	2,384,403
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 6.084% Cap 5.970% 08/15/2043	0.896%	1,900,497	163,192
Federal Home Loan Mortgage Corp.(f)
CMO Series 390 Class C29
06/15/2052	2.000%	77,447,950	9,926,155
CMO Series 4215 Class IL
07/15/2041	3.500%	263,152	10,781
CMO Series 5040 Class IH
11/25/2050	3.500%	12,422,669	2,245,991
CMO Series 5083 Class NI
12/25/2040	4.500%	10,833,404	2,345,954
CMO STRIPS Series 304 Class C67
12/15/2042	4.500%	1,648,313	217,064
Federal Home Loan Mortgage Corp. REMICS(b),(f)
CMO Series 205296 Class KS
-1.0 x 30-day Average SOFR + 6.250% Cap 6.250% 03/25/2053	1.181%	34,185,995	1,573,841
CMO Series 4606 Class SL
-1.0 x 30-day Average SOFR + 6.114% Cap 6.000% 12/15/2044	0.926%	46,530,255	4,176,021
CMO Series 5119 Class QS
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 06/25/2051	1.231%	39,222,721	7,465,178
Federal Home Loan Mortgage Corp. REMICS(f)
CMO Series 5105 Class ID
05/25/2051	3.000%	38,206,069	6,865,310
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5105 Class JI
03/25/2045	3.000%	25,041,819	2,564,337
CMO Series 5183 Class IO
01/25/2052	3.000%	42,517,119	6,859,300
Federal National Mortgage Association
08/01/2051	3.000%	31,249,547	27,169,801
08/01/2052	4.000%	40,819,364	37,989,180
06/01/2053	5.500%	34,937,866	34,508,254
Federal National Mortgage Association(f)
CMO Series 2012-152 Class EI
07/25/2031	3.000%	1,317,913	24,717
CMO Series 2021-3 Class TI
02/25/2051	2.500%	47,807,842	7,514,265
Federal National Mortgage Association(b),(f)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 6.014% Cap 5.900% 10/25/2043	0.727%	2,065,611	184,016
CMO Series 2013-97 Class SB
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 06/25/2032	0.917%	212,507	2,231
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.264% Cap 6.150% 01/25/2045	0.977%	1,149,341	122,646
CMO Series 2015-27 Class AS
-1.0 x 30-day Average SOFR + 5.764% Cap 5.650% 05/25/2045	0.477%	9,424,748	921,271
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 6.114% Cap 6.000% 06/25/2046	0.827%	1,288,198	116,420
CMO Series 2017-50 Class SB
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 07/25/2047	0.927%	7,851,704	917,563
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 4.064% Cap 2.750% 09/25/2047	0.000%	19,874,675	659,859

Columbia Mortgage Opportunities Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.264% Cap 6.150% 11/25/2047	0.977%	8,145,929	836,451
CMO Series 2020-38 Class SE
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 06/25/2050	0.877%	6,190,525	600,105
CMO Series 2020-38 Class WS
-1.0 x 30-day Average SOFR + 5.114% Cap 5.000% 06/25/2050	0.000%	22,174,753	1,617,546
Federal National Mortgage Association REMICS(b),(f)
CMO Series 2020-34 Class S
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 06/25/2050	0.877%	36,442,851	4,053,826
CMO Series 2020-54 Class AS
-1.0 x 30-day Average SOFR + 6.264% Cap 6.150% 08/25/2050	0.977%	23,801,203	2,752,409
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	10.738%	14,350,000	13,957,106
Government National Mortgage Association(f)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	5,147,419	606,593
CMO Series 2018-78 Class GI
04/20/2048	4.000%	7,565,202	995,476
CMO Series 2020-104 Class IY
07/20/2050	3.000%	13,583,742	1,959,936
CMO Series 2020-129 Class GI
09/20/2050	3.000%	17,098,594	2,623,984
CMO Series 2020-129 Class YI
09/20/2050	2.500%	20,965,190	2,730,131
CMO Series 2020-160 Class DI
10/20/2050	2.500%	18,807,915	2,234,905
CMO Series 2020-160 Class HI
10/20/2050	2.500%	14,937,360	2,017,633
CMO Series 2020-160 Class ID
10/20/2050	2.500%	14,269,566	1,690,282
CMO Series 2020-162 Class EI
10/20/2050	2.500%	14,192,394	1,676,225
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-164 Class CI
11/20/2050	3.000%	18,414,869	2,730,511
CMO Series 2020-191 Class UC
12/20/2050	4.000%	21,868,744	3,749,516
CMO Series 2020-191 Class UM
12/20/2050	3.500%	29,643,196	5,137,898
CMO Series 2020-85 Class MI
06/20/2050	3.500%	12,701,243	2,774,212
CMO Series 2021-158 Class VI
09/20/2051	3.000%	34,971,709	5,625,185
CMO Series 2021-160 Class CI
09/20/2051	2.500%	70,135,039	9,140,356
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	7,938,150	1,203,714
CMO Series 2021-24 Class MI
02/20/2051	3.000%	17,544,768	2,653,623
CMO Series 2021-24 Class PI
01/20/2051	2.500%	20,366,522	2,758,138
CMO Series 2021-29 Class HI
02/20/2051	3.500%	21,887,198	3,755,283
CMO Series 2021-44 Class CI
03/20/2051	3.000%	26,018,436	3,884,113
CMO Series 2021-44 Class MI
03/20/2051	3.000%	16,914,021	2,350,487
CMO Series 2021-49 Class WI
05/20/2048	2.500%	18,020,119	1,775,268
CMO Series 2021-58 Class IA
04/20/2051	3.500%	14,630,503	2,386,583
CMO Series 2021-7 Class IT
01/16/2051	3.000%	30,192,438	5,924,203
Government National Mortgage Association(b),(f)
CMO Series 2014-6 Class SJ
-1.0 x 1-month Term SOFR + 6.214% Cap 6.100% 01/20/2044	0.672%	9,467,304	1,160,161
CMO Series 2017-163 Class SD
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 11/20/2047	0.772%	10,359,897	1,133,983
CMO Series 2018-124 Class SG
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 09/20/2048	0.772%	9,576,896	980,801

6	Columbia Mortgage Opportunities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.264% Cap 6.150% 11/20/2048	0.722%	8,345,422	747,538
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 03/20/2048	0.772%	6,478,949	514,993
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 04/20/2048	0.772%	8,606,546	710,385
CMO Series 2018-63 Class SH
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 04/20/2048	0.772%	8,081,893	613,885
CMO Series 2018-78 Class SB
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 06/20/2048	0.772%	7,266,990	677,582
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 05/20/2048	0.772%	6,609,691	694,085
CMO Series 2019-103 Class SA
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 08/20/2049	0.622%	15,179,252	1,532,525
CMO Series 2019-128 Class YS
-1.0 x 1-month Term SOFR + 2.964% Cap 2.850% 10/20/2049	0.000%	38,650,259	297,418
CMO Series 2019-43 Class NS
-1.0 x 1-month Term SOFR + 3.384% Cap 3.270% 04/20/2049	0.000%	15,798,521	271,215
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 07/20/2050	0.772%	10,693,852	1,086,037
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-133 Class DS
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 09/20/2050	0.872%	67,637,701	6,822,926
CMO Series 2020-148 Class SA
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 10/20/2050	0.872%	20,864,207	2,182,943
CMO Series 2020-160 Class AS
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 10/20/2050	0.872%	34,897,155	4,407,144
CMO Series 2020-175 Class NS
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 11/20/2050	0.872%	25,020,005	2,795,715
CMO Series 2020-187 Class SE
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 12/20/2050	0.872%	19,267,251	2,159,714
CMO Series 2020-31 Class ES
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 03/20/2050	0.622%	20,018,401	2,156,677
CMO Series 2020-34 Class SA
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 03/20/2050	0.622%	23,255,018	2,462,204
CMO Series 2020-62 Class SK
-1.0 x 1-month Term SOFR + 6.264% Cap 6.150% 05/20/2050	0.722%	10,058,522	1,117,514
CMO Series 2020-67 Class KS
-1.0 x 1-month Term SOFR + 6.064% Cap 5.950% 05/20/2050	0.522%	19,863,171	1,766,215
CMO Series 2020-78 Class SD
-1.0 x 1-month Term SOFR + 6.264% Cap 6.150% 06/20/2050	0.722%	26,609,064	2,630,056

Columbia Mortgage Opportunities Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-117 Class HS
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 07/20/2051	0.872%	28,559,392	3,107,613
CMO Series 2021-119 Class SC
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 07/20/2051	0.872%	29,133,342	3,143,491
CMO Series 2021-122 Class SB
-1.0 x 1-month Term SOFR + 2.714% Cap 2.600% 07/20/2051	0.000%	64,844,748	538,477
CMO Series 2021-122 Class SG
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 07/20/2051	0.872%	66,243,183	6,837,012
CMO Series 2021-142 Class SL
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 08/20/2051	0.872%	66,551,264	7,574,213
CMO Series 2021-155 Class SM
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 07/20/2051	0.872%	33,930,627	3,659,116
CMO Series 2021-156 Class SA
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 09/20/2051	0.872%	50,899,179	5,753,475
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	83,781,937	690,749
CMO Series 2021-161 Class SL
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 09/20/2051	0.872%	41,513,025	5,045,667
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	293,294,440	1,428,491
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-42 Class SD
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 11/20/2050	0.872%	41,398,676	5,082,892
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	48,915,898	469,979
CMO Series 2021-97 Class CS
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 06/20/2051	0.872%	48,497,521	5,280,565
CMO Series 2022-46 Class SE
-1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	29,584,784	445,213
CMO Series 2022-83 Class AS
-1.0 x 1-month Term SOFR + 6.264% Cap 6.150% 06/20/2050	0.722%	26,618,313	2,915,059
CMO Series 2022-90 Class SJ
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 01/20/2050	0.622%	37,147,581	3,741,712
Government National Mortgage Association TBA(g)
09/21/2053	4.500%	240,000,000	228,712,500
Uniform Mortgage-Backed Security TBA(g)
09/14/2053	3.000%	372,000,000	320,486,720
09/14/2053	3.500%	403,420,484	360,572,815
09/14/2053	4.000%	742,500,000	685,304,297
09/14/2053	4.500%	745,000,000	706,353,125
09/14/2053	5.000%	306,000,000	296,706,446
Total Residential Mortgage-Backed Securities - Agency (Cost $3,215,879,235)			3,077,112,233

Residential Mortgage-Backed Securities - Non-Agency 53.6%

510 Asset Backed Trust(a),(e)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	2,565,079	2,436,671
Ajax Mortgage Loan Trust(a),(e)
CMO Series 2021-B Class A
06/25/2066	2.239%	9,329,841	8,849,771
CMO Series 2021-C Class A
01/25/2061	2.115%	5,410,622	5,058,439

8	Columbia Mortgage Opportunities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	3,070,809	2,735,679
Angel Oak Mortgage Trust(a),(e)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	4,838,440	3,931,828
Subordinated CMO Series 2019-6 Class B1
11/25/2059	3.941%	9,450,000	8,232,256
Angel Oak Mortgage Trust I LLC(a),(e)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	4,800,000	4,724,250
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-4A Class M1C
1-month Term SOFR + 2.614% Floor 2.500% 10/25/2029	7.929%	784,144	786,106
CMO Series 2021-1A Class M2
30-day Average SOFR + 4.850% Floor 4.850% 03/25/2031	10.138%	18,000,000	18,991,543
CMO Series 2021-2A Class M1C
30-day Average SOFR + 1.850% Floor 1.850% 06/25/2031	6.919%	9,465,000	9,385,114
CMO Series 2021-2A Class M2
30-day Average SOFR + 2.900% Floor 2.900% 06/25/2031	7.969%	15,250,000	15,250,778
Subordinated CMO Series 2019-4A Class B1
1-month Term SOFR + 3.964% Floor 3.850% 10/25/2029	9.279%	17,089,000	17,254,751
Subordinated CMO Series 2020-4A Class B1
1-month Term SOFR + 5.114% Floor 5.000% 06/25/2030	10.429%	7,200,000	7,382,573
Subordinated CMO Series 2021-1A Class B1
30-day Average SOFR + 6.750% Floor 6.750% 03/25/2031	12.038%	3,750,000	3,969,975
Subordinated CMO Series 2021-2A Class B1
30-day Average SOFR + 4.150% Floor 4.150% 06/25/2031	9.219%	2,800,000	2,731,195
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BRAVO Residential Funding Trust(a),(e)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	2,200,000	2,051,638
CMO Series 2020-NQM1 Class B2
05/25/2060	5.715%	2,800,000	2,724,137
CMO Series 2021-B Class A1
04/01/2069	2.115%	6,834,497	6,545,998
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	6,626,000	5,548,144
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	4,100,000	3,165,047
BRAVO Residential Funding Trust(a),(b)
CMO Series 2021-HE2 Class B1
30-day Average SOFR + 2.400% 11/25/2069	7.447%	6,000,000	5,775,713
Subordinated CMO Series 2021-HE1 Class B1
30-day Average SOFR + 2.500% 01/25/2070	7.788%	6,708,000	6,616,649
Subordinated CMO Series 2021-HE1 Class B2
30-day Average SOFR + 3.000% 01/25/2070	8.288%	4,129,000	3,980,294
Subordinated CMO Series 2021-HE2 Class B2
30-day Average SOFR + 3.400% 11/25/2069	7.447%	6,570,000	6,456,522
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	40,000,000	40,000,000
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.589%	16,250,000	15,635,263
CMO Series 2021-CRT3 Class B1
30-day Average SOFR + 4.300% Floor 4.300% 01/10/2031	4.338%	15,200,000	15,200,000
CHNGE Mortgage Trust(a),(e)
CMO Series 2023-3 Class M1
07/25/2058	8.258%	8,900,000	8,624,386
Subordinated CMO Series 2022-2 Class B1
03/25/2067	4.627%	4,050,000	2,977,535
Subordinated CMO Series 2023-1 Class B1
03/25/2058	8.413%	5,373,000	4,977,498

Columbia Mortgage Opportunities Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2023-1 Class B2
03/25/2058	8.413%	2,765,000	2,385,973
Subordinated CMO Series 2023-2 Class B1
06/25/2058	8.297%	2,371,000	2,202,517
Subordinated CMO Series 2023-3 Class B1
07/24/2058	8.258%	3,700,000	3,400,060
CIM Trust(a),(e)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	9,695,819	9,414,412
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	19,328,575	18,617,145
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	5,950,465	5,610,109
COLT Mortgage Loan Trust(a),(e)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	1,463,000	1,397,560
CMO Series 2021-3 Class A3
09/27/2066	1.419%	7,398,324	5,692,768
Subordinated CMO Series 2020-2 Class B1
03/25/2065	5.250%	3,716,000	3,422,980
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	5,969,000	3,872,554
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	2,502,000	1,322,110
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2023-R05 Class 1B1
30-day Average SOFR + 4.750% Floor 4.750% 06/25/2043	10.038%	7,510,000	7,823,075
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	10.788%	13,909,000	13,726,614
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	11.288%	29,500,000	29,351,937
Subordinated CMO Series 2022-R02 Class 2B2
30-day Average SOFR + 7.650% 01/25/2042	12.938%	27,000,000	27,818,921
Subordinated CMO Series 2022-R07 Class 1B2
30-day Average SOFR + 12.000% 06/25/2042	17.288%	7,300,000	8,526,257
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Trust(a),(e)
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	22,026,958	21,391,892
CSMC Trust(a),(e)
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	4,637,550	4,428,469
CMO Series 2022-RPL3 Class A1
03/25/2061	3.613%	10,276,599	9,964,928
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 4.450% Floor 4.450% 10/25/2033	9.519%	17,000,000	17,812,187
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	11.488%	15,900,000	15,994,882
FMC GMSR Issuer Trust(a),(e)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	9,050,000	7,919,268
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
1-month USD LIBOR + 0.000% 06/25/2033	4.617%	17,973,148	16,938,483
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	10.538%	11,650,000	12,257,256
Subordinated CMO Series 2020-DNA4 Class B1
30-day Average SOFR + 6.114% 08/25/2050	11.402%	9,924,834	11,034,198
Subordinated CMO Series 2020-DNA5 Class B1
30-day Average SOFR + 4.800% 10/25/2050	9.865%	11,200,000	12,098,240
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	10.938%	15,500,000	15,815,644
Subordinated CMO Series 2020-HQA1 Class B1
30-day Average SOFR + 2.464% 01/25/2050	7.752%	28,457,336	28,080,635
Subordinated CMO Series 2020-HQA3 Class B1
30-day Average SOFR + 5.864% 07/25/2050	11.152%	7,123,150	7,725,934

10	Columbia Mortgage Opportunities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-HQA4 Class B1
30-day Average SOFR + 5.364% 09/25/2050	10.652%	15,144,283	16,342,615
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	10.038%	22,950,000	22,075,157
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	10.788%	46,650,000	43,624,080
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	12.788%	12,600,000	12,882,167
Subordinated CMO Series 2022-DNA1 Class B2
30-day Average SOFR + 7.100% 01/25/2042	12.388%	23,350,000	23,585,034
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b),(d)
CMO Series 2019-CS02 Class M2
1-month USD LIBOR + 0.000% 02/25/2032	4.506%	25,876,371	25,294,152
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-DNA3 Class B1
30-day Average SOFR + 5.214% 06/25/2050	10.502%	6,791,881	7,322,459
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	9.288%	6,750,000	7,027,164
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	12.688%	14,200,000	15,476,948
Subordinated CMO Series 2021-DNA7 Class B2
30-day Average SOFR + 7.800% 11/25/2041	12.869%	31,278,740	32,462,274
GCAT Trust(a),(e)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	5,650,000	4,672,404
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	7.969%	29,500,000	29,189,937
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	10.019%	7,500,000	7,363,253
Homeward Opportunities Fund I Trust(a),(e)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	3,750,000	3,312,753
Homeward Opportunities Fund Trust(a),(e)
CMO Series 2020-BPL1 Class A2
08/25/2025	5.438%	1,051,388	1,030,361
CMO Series 2022-1 Class M1
07/25/2067	5.062%	3,000,000	2,501,883
Imperial Fund Mortgage Trust(a),(e)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.151%	7,384,000	4,975,973
loanDepot GMSR Master Trust(a),(b)
Series 2018-GT1 Class A
1-month Term SOFR + 2.914% Floor 2.800% 10/16/2023	8.227%	7,580,000	6,559,602
MFA Trust(a),(e)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	3,500,000	2,845,533
Subordinated CMO Series 2020-NQM3 Class B1
01/26/2065	3.661%	6,250,000	4,945,686
Mortgage Acquisition Trust I LLC(a),(d)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	14,858,683	13,484,255
New Residential Mortgage Loan Trust(a),(e),(f)
CMO Series 2014-1A Class AIO
01/25/2054	2.260%	4,005,384	182,500
New York Mortgage Trust(a),(e)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	10,797,933	10,711,275
CMO Series 2021-BPL1 Class A2
05/25/2026	2.981%	4,469,343	4,425,518
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,878,843	2,684,334
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class B1
30-day Average SOFR + 5.500% Floor 5.500% 10/25/2033	10.788%	2,373,000	2,429,840

Columbia Mortgage Opportunities Fund | First Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	9.238%	6,500,000	6,679,481
OBX Trust(a),(e)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	6,315,580	4,710,895
OSAT Trust(a),(e)
CMO Series 2021-RPL1 Class A2
05/25/2065	3.967%	5,000,000	4,526,468
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/25/2025	9.193%	6,762,368	6,726,805
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month Term SOFR + 2.964% Floor 2.850% 02/25/2025	8.279%	19,379,000	19,357,987
CMO Series 2018-GT2 Class A
1-month Term SOFR + 2.764% 08/25/2025	8.079%	47,570,000	47,249,616
Point Securitization Trust(a),(e)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	12,568,494	11,857,173
Preston Ridge Partners Mortgage(a),(e)
CMO Series 2021-2 Class A2
03/25/2026	3.770%	18,598,000	17,178,891
CMO Series 2021-3 Class A2
04/25/2026	3.720%	7,000,000	6,235,034
CMO Series 2021-4 Class A2
04/25/2026	3.474%	5,350,000	4,495,430
Preston Ridge Partners Mortgage LLC(a),(e)
CMO Series 2020-4 Class A1
10/25/2025	2.610%	6,304,410	6,202,931
CMO Series 2020-6 Class A2
11/25/2025	4.703%	2,300,000	2,011,751
Preston Ridge Partners Mortgage Trust(a),(e)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	6,171,154	5,871,751
CMO Series 2021-1 Class A2
01/25/2026	3.720%	28,254,000	25,820,542
CMO Series 2021-2 Class A1
03/25/2026	2.115%	5,202,061	4,925,378
CMO Series 2021-5 Class A2
06/25/2026	3.721%	16,300,000	14,753,018
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-8 Class A1
09/25/2026	1.743%	14,129,384	13,074,026
CMO Series 2023-RCF1 Class M2
06/25/2053	4.000%	7,802,000	6,027,170
Pretium Mortgage Credit Partners(a),(e)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	17,129,896	15,979,998
Pretium Mortgage Credit Partners I LLC(a),(e)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	5,245,502	5,068,196
Pretium Mortgage Credit Partners LLC(a),(e)
CMO Series 2021-NPL6 Class A2
07/25/2051	5.071%	11,100,000	9,562,882
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	5,675,550	5,289,125
PRPM Trust(a),(e)
Subordinated CMO Series 2023-NQM1 Class B1
01/25/2068	6.411%	2,700,000	2,358,487
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-1 Class B1
30-day Average SOFR + 4.000% Floor 4.000% 12/27/2033	10.288%	4,750,000	4,762,753
RCO VII Mortgage LLC(a),(e)
CMO Series 2021-2 Class A2
09/25/2026	3.844%	5,400,000	5,001,698
Residential Mortgage Loan Trust(a),(e)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	6,378,000	5,959,566
Subordinated CMO Series 2020-1 Class B1
01/26/2060	3.946%	3,938,000	3,140,809
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A3
09/25/2050	5.086%	2,797,435	2,701,460
Stanwich Mortgage Loan Co. LLC(a),(e)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	21,671,015	19,627,811
Starwood Mortgage Residential Trust(a),(e)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	4,750,000	3,982,843
CMO Series 2021-3 Class A1
06/25/2056	1.127%	4,902,544	3,912,579
Starwood Mortgage Residential Trust(a)
Subordinated CMO Series 2020-INV1 Class B1
11/25/2055	3.257%	3,200,000	2,565,813
Subordinated CMO Series 2020-INV1 Class B2
11/25/2055	4.261%	1,400,000	1,042,493

12	Columbia Mortgage Opportunities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stonnington Mortgage Trust(a),(d),(e),(h)
CMO Series 2020-1 Class A
07/28/2024	3.500%	944,568	930,399
Toorak Mortgage Corp., Ltd.(a),(e)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	17,443,237	17,305,320
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1C
1-month Term SOFR + 4.614% Floor 4.500% 10/25/2033	9.929%	5,000,000	5,206,291
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% Floor 5.500% 10/25/2033	10.929%	10,000,000	10,456,953
Subordinated CMO Series 2021-1 Class B1
1-month Term SOFR + 4.614% Floor 4.500% 08/25/2033	9.929%	22,926,000	23,154,616
Subordinated CMO Series 2021-2 Class B1
1-month Term SOFR + 7.614% Floor 7.500% 10/25/2033	12.929%	7,100,000	7,433,643
VCAT Asset Securitization LLC(a),(e)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	3,980,000	3,306,890
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	11,280,759	10,423,905
VCAT LLC(a),(e)
CMO Series 2021-NPL2 Class A2
03/27/2051	4.212%	5,500,000	4,776,004
Vericrest Opportunity Loan Transferee(a),(e)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	7,099,650	6,799,889
Vericrest Opportunity Loan Transferee XCIV LLC(a),(e)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	9,675,026	9,250,708
Vericrest Opportunity Loan Transferee XCVI LLC(a),(e)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	15,461,633	14,629,992
Vericrest Opportunity Loan Transferee XCVII LLC(a),(e)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	13,950,570	13,024,571
Verus Securitization Trust(a),(e)
CMO Series 2021-4 Class A1
07/25/2066	0.938%	9,299,188	7,144,079
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	4,150,000	3,482,826
Subordinated CMO Series 2020-1 Class B1
01/25/2060	3.624%	6,000,000	4,676,698
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-4 Class B2
05/25/2065	5.600%	2,000,000	1,640,622
Subordinated CMO Series 2023-1 Class B1
12/25/2067	6.991%	7,000,000	6,492,007
Subordinated CMO Series 2023-INV1 Class B1
02/25/2068	7.621%	4,198,000	3,952,473
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	3,800,000	2,236,142
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	3,500,000	2,078,748
Verus Securitization Trust(a)
CMO Series 2021-R2 Class M1
02/25/2064	2.244%	3,781,000	2,981,155
Subordinated CMO Series 2020-INV1 Class B1
03/25/2060	5.750%	1,050,000	962,658
Subordinated CMO Series 2020-INV1 Class B2
03/25/2060	6.000%	3,150,000	2,822,218
Visio Trust(a),(e)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	1,400,000	1,174,624
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	1,200,000	1,013,492
Vista Point Securitization Trust(a),(e)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.363%	2,000,000	1,894,785
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,378,718,483)			1,343,366,486

Call Option Contracts Purchased 0.7%
Value ($)
(Cost $86,716,805)	17,527,387

Put Option Contracts Purchased 0.1%

(Cost $7,084,945)	3,545,996

Money Market Funds 5.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.476%(i),(j)	146,399,862	146,355,942
Total Money Market Funds (Cost $146,328,311)		146,355,942
Total Investments in Securities (Cost: $5,394,731,565)		5,048,833,853
Other Assets & Liabilities, Net		(2,539,912,079)
Net Assets		2,508,921,774

Columbia Mortgage Opportunities Fund | First Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2023 (Unaudited)
At August 31, 2023, securities and/or cash totaling $86,721,988 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	3,200	03/2024	USD	756,800,000	49,360	—
U.S. Treasury 2-Year Note	8,429	12/2023	USD	1,717,869,715	3,122,574	—
U.S. Treasury 5-Year Note	2,790	12/2023	USD	298,312,031	1,747,653	—
U.S. Treasury Ultra Bond	112	12/2023	USD	14,500,500	200,658	—
Total					5,120,245	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(3,200)	03/2025	USD	(766,640,000)	—	(843,442)
U.S. Treasury 10-Year Note	(24,858)	12/2023	USD	(2,760,014,813)	—	(10,957,640)
Total					—	(11,801,082)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	190,000,000	190,000,000	3.50	10/27/2023	6,745,000	916,104
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	150,000,000	150,000,000	3.50	10/27/2023	5,700,000	723,240
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	120,290,000	120,290,000	3.30	11/14/2023	3,849,280	392,711
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	470,000,000	470,000,000	3.30	11/30/2023	12,455,000	2,069,128
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	400,000,000	400,000,000	3.00	11/30/2023	12,300,000	639,280
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	175,000,000	175,000,000	3.00	12/01/2023	6,037,500	288,680
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	735,000,000	735,000,000	3.50	12/12/2023	22,171,275	6,805,144
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	250,000,000	250,000,000	3.00	01/10/2024	8,537,500	798,275
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	325,000,000	325,000,000	3.60	01/11/2024	8,921,250	4,894,825
Total							86,716,805	17,527,387

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	382,970,000	382,970,000	4.25	02/20/2024	7,084,945	3,545,996

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(300,000,000)	(300,000,000)	3.80	09/06/2033	(2,400,000)	(1,424,370)

14	Columbia Mortgage Opportunities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2023 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	1,998,371	(5,833)	321,284	—	1,671,254	—
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	20,500,000	4,096,661	(11,958)	5,143,676	—	—	(1,058,973)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	50,000,000	9,991,855	(29,166)	13,385,586	—	—	(3,422,897)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	10,000,000	1,998,371	(5,833)	1,504,826	—	487,712	—
Total							18,085,258	(52,790)	20,355,372	—	2,158,966	(4,481,870)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	14.554	USD	10,000,000	(2,698,337)	5,833	—	(2,118,941)	—	(573,563)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	14.554	USD	40,000,000	(10,793,348)	23,333	—	(4,701,607)	—	(6,068,408)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.554	USD	10,000,000	(2,698,337)	5,833	—	(1,661,676)	—	(1,030,828)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	14.554	USD	8,800,000	(2,374,537)	5,133	—	(1,979,774)	—	(389,630)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	14.554	USD	10,000,000	(2,698,337)	5,833	—	(1,863,272)	—	(829,232)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	14.554	USD	16,500,000	(4,452,256)	9,625	—	(3,168,070)	—	(1,274,561)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	14.554	USD	13,000,000	(3,507,838)	7,583	—	(1,987,997)	—	(1,512,258)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	14.554	USD	26,500,000	(7,150,593)	15,458	—	(4,815,958)	—	(2,319,177)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	96.520	USD	2,265,151	(441,257)	1,322	—	(179,316)	—	(260,619)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	96.520	USD	4,441,473	(865,209)	2,591	—	(230,826)	—	(631,792)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	23.645	USD	2,750,000	(522,151)	1,604	—	(554,889)	34,342	—
Total								(38,202,200)	84,148	—	(23,262,326)	34,342	(14,890,068)
Columbia Mortgage Opportunities Fund | First Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2023 (Unaudited)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2023, the total value of these securities amounted to $1,787,672,932, which represents 71.25% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2023.
(c)	Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of August 31, 2023 and is not reflective of the cash flow payments.
(d)	Valuation based on significant unobservable inputs.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2023.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Represents a security purchased on a when-issued basis.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2023, the total value of these securities amounted to $930,399, which represents 0.04% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at August 31, 2023.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.476%
	63,646,647	555,903,509	(473,213,307)	19,093	146,355,942	8,911	1,727,437	146,399,862
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
16	Columbia Mortgage Opportunities Fund | First Quarter Report 2023

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